Share-Based Compensation - Save as you Earn Share Scheme, Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued under employee stock purchase plans (in shares)	16,825	14,568
ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Discount percentage to share price	15.00%
Share-based compensation costs	$ 37,273	$ 44,811